JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 98.4%
Alternative Assets — 1.1%
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	2,198	31,733

Fixed Income — 32.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	39,408	472,899
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	22,690	193,315
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,760	14,430
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	4,963	45,111
JPMorgan High Yield Fund Class R6 Shares (a)	11,597	83,618
JPMorgan Income Fund Class R6 Shares (a)	3,120	30,079
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	3,786	38,768
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	4,313	43,652
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	2,307	26,512

Total Fixed Income		948,384

International Equity — 18.6%
JPMorgan Emerging Economies Fund Class R6 Shares (a)	4,003	49,513
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,227	66,058
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,629	63,097
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	5,195	112,416
JPMorgan International Equity Fund Class R6 Shares (a)	3,344	56,975
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,789	154,602
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	1,983	41,256

Total International Equity		543,917

U.S. Equity — 46.2%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,336	61,723
JPMorgan Intrepid America Fund Class R6 Shares (a)	7,580	283,038
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,584	89,759
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	4,360	188,743
JPMorgan Large Cap Value Fund Class R6 Shares (a)	11,081	155,467
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	10,949	109,159
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,004	38,420
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,106	53,252
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,280	309,448
JPMorgan Value Advantage Fund Class R6 Shares (a)	1,671	60,387

Total U.S. Equity		1,349,396

TOTAL INVESTMENT COMPANIES (Cost $2,180,586)		2,873,430

SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b) (Cost $45,469)	45,469	45,469

Total Investments — 100.0% (Cost $2,226,055)		2,918,899
Other Assets Less Liabilities — 0.0% (c)		1,385

Net Assets — 100.0%		2,920,284

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,918,899	$—	$—	$2,918,899

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$463,773	$7,801	$7,099	$193	$8,231	$472,899	39,408	$3,409	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	189,282	1,554	—	—	2,479	193,315	22,690	1,554	—
JPMorgan Emerging Economies Fund Class R6 Shares (a)	51,555	—	—	—	(2,042)	49,513	4,003	—	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,230	184	—	—	16	14,430	1,760	184	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	67,416	—	—	—	(1,358)	66,058	2,227	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	60,205	319	—	—	1,199	61,723	3,336	318	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	67,904	—	2,939	(351)	(1,517)	63,097	2,629	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	44,786	570	—	—	(245)	45,111	4,963	571	—
JPMorgan Global Research Enhanced Index Fund Class R6 Shares (a)	114,167	—	2,352	214	387	112,416	5,195	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	82,635	1,213	—	—	(230)	83,618	11,597	1,214	—
JPMorgan Income Fund Class R6 Shares (a)	29,419	382	—	—	278	30,079	3,120	382	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	38,526	243	—	—	(1)	38,768	3,786	242	—
JPMorgan International Equity Fund Class R6 Shares (a)	59,410	—	1,469	178	(1,144)	56,975	3,344	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	152,749	2,845	—	—	(992)	154,602	8,789	—	—
JPMorgan International Unconstrained Equity Fund Class R6 Shares (a)	41,989	—	—	—	(733)	41,256	1,983	—	—
JPMorgan Intrepid America Fund Class R6 Shares (a)	281,749	—	—	—	1,289	283,038	7,580	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	89,987	854	878	109	(313)	89,759	1,584	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	201,436	569	11,447	2,243	(4,058)	188,743	4,360	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	152,478	3,481	2,057	141	1,424	155,467	11,081	635	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	43,271	295	—	—	86	43,652	4,313	295	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	109,487	—	—	—	(328)	109,159	10,949	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	39,253	—	—	—	(833)	38,420	1,004	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	47,232	5,845	—	—	175	53,252	2,106	167	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	26,387	193	—	—	(68)	26,512	2,307	194	—
JPMorgan Systematic Alpha Fund Class R6 Shares * (a)	33,150	—	2,024	(156)	763	31,733	2,198	—	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	302,258	9,386	4,109	198	1,715	309,448	19,280	868	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	42,608	42,710	39,849	—	—	45,469	45,469	275	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	58,138	1,422	—	—	827	60,387	1,671	—	—

Total	$2,905,480	$79,866	$74,223	$2,769	$5,007	$2,918,899		$10,308	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.